Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Amounts Due to and from CMA CGM Companies

Amounts due to and from CMA CGM companies are summarized as follows:

	December 31, 2012	December 31, 2011
Current account (below)	$7,077	$2,597

Amounts due to CMA CGM companies presented within liabilities	$7,077	$2,597

Current account (below)	$14,413	$13,911

Amounts due from CMA CGM companies presented within assets	$14,413	$13,911